Employee and key management information - Summary of key management personnel compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of transactions between related parties [line items]
Share-based payments	$ 77	$ 24	$ 30
Total staff costs	3,143	2,891	2,896
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Salaries, bonuses and other short term employee benefits	16	16	13
Post-employment benefits	2	1	1
Share-based payments	18	8	11
Total staff costs	$ 36	$ 25	$ 25